J.P. Morgan Institutional Funds Supplement dated August 9, 2000 to the J.P. Morgan Institutional International Equity Funds Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 1 with respect to International Equity Fund is hereby replaced with the following:

The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April 1993 and has been at J.P. Morgan since 1992, by Nigel
F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997 and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at J.P. Morgan since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.


The second paragraph under the heading "Portfolio Management" on page 3 with respect to European Equity Fund is hereby replaced with the following:

The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April 1993 and has been at J.P. Morgan since 1992, by Nigel
F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997 and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at J.P. Morgan since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.


The second paragraph under the heading "Portfolio Management" on page 5 with respect to International Opportunities Fund is hereby replaced with the following:

The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April 1993 and has been at J.P. Morgan since 1992, by Andrew
C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997 and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at J.P. Morgan since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.